Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of Income Taxes Recognized in Net Loss and Comprehensive Loss	The income taxes recognized in net loss and comprehensive loss are as follows:

	Year ended December 31,
	2025	2024
Current tax expense	$8,800	$1,288
Deferred tax expense (recovery)	12,506	(552)
	$21,306	$736

Disclosure of Detailed Information About Effective Income Tax Expense (Recovery)	Reconciliation of effective income tax rate:

	Year ended December 31,
	2025	2024
Earnings for the period before income taxes	$19,063	$(8,765)
Statutory tax rate	27%	27%
Income taxes computed at statutory rates	5,147	(2,366)
Increase (decrease) due to:
Change in deferred tax assets not recognized	6,054	7,007
Change in tax rate	—	120
Differing effective tax rate on earnings in foreign jurisdiction	(4,208)	(26)
Statutory depletion	(4,042)	(737)
State tax, net of federal benefit	5,501	552
Gain on bargain purchase of Florida Canyon Gold Inc.	—	(3,829)
Realized debt conversion feature losses	10,358	—
Adjustments with respect of prior periods	1,364	—
Share-based compensation	501	417
Other	631	(402)
	$21,306	$736

Schedule of Deferred Tax Assets and Liabilities	The approximate tax effect of each item that gives rise to the Company's recognized deferred tax assets and liabilities as at
December 31, 2025 and 2024 is as follows:

	2025	2024
Exploration and evaluation assets	(5,663)	(537)
Mine Development	2,833	880
Property, plant and equipment	(10,321)	(1,170)
Tax loss carryovers	836	2,638
Right-to-use assets	(149)	(146)
Convertible Debt	-	(889)
Inventory	28	(2,028)
Unrealized foreign exchange gains	-	(88)
Reclamation and Remediation Liability	167	504
Lease liabilities	(25)	1,793
Other	1,357	612
Deferred tax (liabilities) assets	$(10,937)	$1,569

Disclosure of Temporary Difference, Unused Tax Losses and Unused Tax Credits	The amounts of deductible temporary differences and unused tax losses for which the Company has not recognized a deferred tax asset in the consolidated statements of financial position are as follows:

	2025	2024
Exploration and evaluation assets	$48,511	$53,636
Property, plant and equipment	48,285	1,615
Tax loss carryovers	163,268	141,528
Share-issuance costs	2,463	3,259
Reclamation and closure provision	65,325	25,069
Leases	821	937
Unrealized foreign exchange losses	-	671
Charitable contributions	237	78
Accrued expenses	389	76
Convertible debt facility	-	2,416
	$329,299	$229,285